Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (26)	$ 0
Non-current liability	532	560	419
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	502	388	337
Current service cost	13	11	10
Interest cost	19	18	19
Actuarial (gains) losses and changes in actuarial assumptions	(56)	50	42
Benefits paid	(18)	(18)	(13)
Special termination benefit	0	0	1
Acquisition	0	47	0
Divestitures	0	0	(3)
Foreign exchange	(6)	6	(5)
End of year	454	502	388
Beginning of year	288	259	253
Return on plan assets	38	26	0
Employer contributions	30	19	24
Benefits paid	(18)	(19)	(14)
Foreign exchange	(10)	3	(4)
End of year	328	288	259
Ending funded status	126	214	129
Non-current asset	(26)	0	(1)
Current liability	3	2	2
Non-current liability	149	212	128
Net amount	126	214	129
Unrecognized actuarial losses	(61)	(141)	(101)
Current service cost	13	11	10
Interest cost	19	18	19
Return on plan assets	(19)	(19)	(19)
Actuarial losses	5	3	1
Special termination benefit	0	0	1
Net periodic benefit cost	$ 18	$ 13	$ 12